Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2018, 2019 and 2020 (in thousands).

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues:
Online game services	40,190,057	46,422,640	54,608,717
Youdao	731,598	1,304,883	3,167,515
Innovative businesses and others	10,256,920	11,513,622	15,890,901
Total net revenues	51,178,575	59,241,145	73,667,133

Cost of revenues:
Online game services	(14,617,656)	(16,974,234)	(19,847,846)
Youdao	(515,133)	(934,261)	(1,713,229)
Innovative businesses and others	(8,699,637)	(9,777,350)	(13,122,656)
Total cost of revenues	(23,832,426)	(27,685,845)	(34,683,731)

Gross profit:
Online game services	25,572,401	29,448,406	34,760,871
Youdao	216,465	370,622	1,454,286
Innovative businesses and others	1,557,283	1,736,272	2,768,245
Total gross profit	27,346,149	31,555,300	38,983,402

Schedule of breakdown of net revenues by type of good or service

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online games services	40,190,057	46,422,640	54,608,717
Youdao learning services	398,186	699,826	2,154,669
Advertising services	2,769,337	2,581,623	2,653,861
Others	7,820,995	9,537,056	14,249,886
Total Net revenue	51,178,575	59,241,145	73,667,133

Schedule of total depreciation expenses of property and equipment by segment

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online game services	235,896	256,181	258,357
Youdao	3,863	6,076	7,239
Innovative businesses and others	201,707	218,850	208,514
Total depreciation expenses of property and equipment	441,466	481,107	474,110